                                                               Filed pursuant to
                                                                     Rule 497(e)
                                                               Registration Nos.
                                                                        33-25716
                                                                        811-5697

                                    [GRAPHIC]
                                 DEM EQUITY FUND
                                 DEM INDEX FUND
                           DEM MULTI-MANAGER BOND FUND
                          DEM MULTI-MANAGER EQUITY FUND

                              INSTITUTIONAL SHARES

                          Supplement dated April 12, 2000
                    to the Prospectus dated February 29, 2000

THE INFORMATION SET FORTH UNDER THE CAPTION "DEM EQUITY FUND - FEES AND EXPENSES" IS REVISED BY DELETING SUCH INFORMATION IN ITS ENTIRETY AND INSERTING IN LIEU THEREOF THE FOLLOWING:

FEES AND EXPENSES

         The following table describes the fees and expenses you would pay if you buy and hold shares of the fund. The expenses shown and fees set forth in the table are for the fiscal year ended October 31, 1999.

 ANNUAL FUND OPERATING EXPENSES

------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)       -0-%
Maximum Deferred Sales Charge (Load)                                                       -0-%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions        -0-%
Redemption Fee(1)                                                                          -0-%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fee                                                                             .90%
Distribution (12b-1) Fee                                                                   .25%
Other Expenses(2)                                                                         1.85%
Total Annual Fund Operating Expenses(2)                                                   3.00%



------------------------------------------------------------------------------------------------
Expense Reimbursement                                                                   (1.75)%
Net Expenses                                                                              1.25%
------------------------------------------------------------------------------------------------

----------

(1)      The fund imposes a $9.00 charge only on redemptions by wire transfer.

(2) CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares offered by this Prospectus, to 1.25% of average daily net assets effective March 17, 2000 until at least December 31, 2009. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond
December 31, 2009.

         Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs may be higher or lower, the table shows expenses you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.

              --------------------------------------
                              INSTITUTIONAL SHARES
              1 Year*         $127
              3 Years*        $397
              5 Years*        $686
              10 Years*       $1,511
              --------------------------------------

----------------------

* CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund attributable to the Institutional shares to 1.25% of average daily net assets until at least December 31, 2009.


THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

THE INFORMATION SET FORTH UNDER THE CAPTION "DEM INDEX FUND - FEES AND EXPENSES" IS REVISED BY DELETING SUCH INFORMATION IN ITS ENTIRETY AND INSERTING IN LIEU THEREOF THE FOLLOWING:

FEES AND EXPENSES

         The following table describes the fees and expenses you would pay if you buy and hold shares of the fund. The expenses shown and fees set forth in the table are for the fiscal year ended October 31, 1999.

 ANNUAL FUND OPERATING EXPENSES

-----------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)      -0-%
Maximum Deferred Sales Charge (Load)                                                      -0-%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions       -0-%
Redemption Fee(1)                                                                         -0-%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fee                                                                            .90%
Distribution (12b-1) Fee                                                                  .25%
Other Expenses(2)                                                                      130.91%
Total Annual Fund Operating Expenses(2)                                                132.06%
Expense Reimbursement                                                                (130.06)%
Net Expenses                                                                             2.00%
-----------------------------------------------------------------------------------------------

----------

(1)      The fund imposes a $9.00 charge only on redemptions by wire transfer.

(2) CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares offered by this Prospectus, to 2.00% of average daily net assets effective March 17, 2000 until at least December 31, 2009. However, there is no guarantee that CCM will contract to limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2009.

         Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs may be higher or lower, the table shows expenses you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.

                          -----------------------------------------------
                                              INSTITUTIONAL SHARES
                          1 Year*             $203
                          3 Years*            $627
                          5 Years*            $1,078
                          10 Years*           $2,327
                          -----------------------------------------------

----------------------


* CCM, the fund's investment advisor, has contractually agreed to limit the total annual operating expenses of the fund attributable to the Institutional shares to 2.00% of average daily net assets until at least December 31, 2009.


THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

Domestic Emerging Markets-Registered Trademark- and DEM-Registered Trademark-are registered trademarks and the stylized C-Eagle Logo-TM-, DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM- DEM Index-TM- and DEM Multi-Manager-TM- are trademarks of Nathan A. Chapman, Jr.